5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Acquisition Cost (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Morrison Claims Acquisition Cost	Continuity of acquisition cost for the years ended January 31, 2026, 2025 and 2024 are as follows:
Morrison claims, Canada	2026	2025	2024

Balance, beginning and end of year	$ -	$ -	$ -